Annual Fund Operating Expenses (Real Return Bond Trust)	12 Months Ended
May 01, 2011
Series I, Real Return Bond Trust
Operating Expenses:
Share Class	Series I
Management fee	0.69%
Distribution and service (12b-1) fees	0.05%
Other Expenses	0.07%
Total fund operating expenses	0.81%
Series II, Real Return Bond Trust
Operating Expenses:
Share Class	Series II
Management fee	0.69%
Distribution and service (12b-1) fees	0.25%
Other Expenses	0.07%
Total fund operating expenses	1.01%
Series NAV, Real Return Bond Trust
Operating Expenses:
Share Class	Series NAV
Management fee	0.69%
Distribution and service (12b-1) fees	none
Other Expenses	0.07%
Total fund operating expenses	0.76%